INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)

	For the years ended December 31,
	2011	2012	2013
Income taxes expenses/(benefits):
Current
PRC	462,022	2,279,819	5,475,849
Hong Kong	99,884	153,311	—
Deferred
PRC	(88,364)	(1,110,762)	(248,456)
Hong Kong	—	—	(97,368)

	473,542	1,322,368	5,130,025

Schedule of principle components of the Group's deferred income tax assets and liabilities

	December 31,
	2012	2013
Deferred tax assets
Allowance for doubtful accounts	177,225	265,251
Accrued payroll	143,474	232,081
Advertisement expenses	1,029	—
Impairment of production cost	330,061	—
Net operating losses carry forwards	393,366	539,668
Less: valuation allowance	(74,472)	(63,920)

Total current deferred tax assets	970,683	973,080

Property and equipment	16,800	77,941
Deferred income	—	218,332
American depositary reimbursement	231,288	145,574
Net operating losses carry forwards	2,774,644	3,705,339
Less: valuation allowance	(2,711,630)	(3,637,456)

Total non-current deferred tax assets	311,102	509,730

Deferred tax liabilities
Acquired intangible assets	211,203	23,626

Total non-current deferred tax liabilities	211,203	23,626

Schedule of changes in balances of valuation allowance on deferred tax assets

	For the years ended December 31,
	2011	2012	2013
Beginning balance as of January 1	840,094	2,709,432	2,786,102
Additional allowance	2,137,043	1,329,725	1,752,370
Reversal of allowance	(345,883)	(1,274,097)	(901,798)
Exchange effect	78,178	21,042	64,702

Ending balance as of December 31	2,709,432	2,786,102	3,701,376

Schedule of reconciliation between the provision for income tax computed by applying the statutory PRC enterprise income tax rate and the actual provision of income taxes

	For the years ended December 31,
	2011	2012	2013
Net income (loss) before income tax provision	15,042,856	(251,618)	9,574,137
Statutory tax rate in the PRC	25%	25%	25%
Income tax expenses (benefits) at statutory tax rate in the PRC	3,760,714	(62,905)	2,393,534
Non-deductible expenses	(296,707)	87,516	203,250
Effect of tax holidays and concessions	(5,113,717)	(388,904)	(209,526)
Effect of income tax rate difference in other jurisdictions	1,298,988	1,609,991	1,827,493
Changes in valuation allowance	824,264	76,670	915,274

Income tax expenses	473,542	1,322,368	5,130,025

Schedule of the aggregate amount and per share effect of tax holidays and concessions primarily including tax exemption and preferential tax rates granted

	For the years ended December 31,
	2011	2012	2013
Changes in income tax expenses	5,113,717	388,904	209,526
Decrease in net income (increase in net loss) per ordinary share-basic	0.17	(0.01)	0.01
Decrease in net income (increase in net loss) per ordinary share-diluted	0.17	(0.01)	0.01